First Investors Life Insurance Company                   [LOGO]
95 Wall Street
New York, NY 10005


May 4, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re: First Investors Life Variable Annuity Fund C ("Registrant") File Nos. 33-33419 and 811-6130


Commissioners:

      On behalf of Registrant, I certify, pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), that:

      (1) The form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No.22 to Registrant's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

      (2) The text of Post-Effective Amendment No. 22 was filed electronically with the Commission.


                                                 Very truly yours,

                                                 /s/ Joanne McIntosh
                                                 -------------------

                                                 Joanne McIntosh
                                                 Senior Counsel
                                                 212 858-8265